Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of consolidated statement of operations $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
As Reported [Member]
Revenue:
Sales revenue	$ 8,804
Grant revenue
Total revenue	8,804
Cost of revenue:
Cost of revenue	7,203
Cost of grant revenue
Provision for contract losses	6,485
Total cost of revenue	13,688
Gross loss	(4,884)
Selling, general, and administrative	30,386
Total operating expenses	43,864
Operating loss	(48,748)
Net loss before taxes	(142,189)
Net loss	(142,191)
Total comprehensive loss	$ (142,195)
Loss per share – Basic and Diluted (in Dollars per share) | $ / shares	$ (11.88)
Adjustments [Member]
Revenue:
Sales revenue	$ (1,442)
Grant revenue	1,442
Total revenue
Cost of revenue:
Cost of revenue	(1,441)
Cost of grant revenue	3,177
Provision for contract losses	(5,977)
Total cost of revenue	(4,241)
Gross loss	4,241
Selling, general, and administrative	(542)
Total operating expenses	(542)
Operating loss	4,783
Net loss before taxes	4,783
Net loss	4,783
Total comprehensive loss	$ 4,783
Loss per share – Basic and Diluted (in Dollars per share) | $ / shares	$ 0.4
As Restated [Member]
Revenue:
Sales revenue	$ 7,362
Grant revenue	1,442
Total revenue	8,804
Cost of revenue:
Cost of revenue	5,762
Cost of grant revenue	3,177
Provision for contract losses	508
Total cost of revenue	9,447
Gross loss	(643)
Selling, general, and administrative	29,844
Total operating expenses	43,322
Operating loss	(43,965)
Net loss before taxes	(137,406)
Net loss	(137,408)
Total comprehensive loss	$ (137,412)
Loss per share – Basic and Diluted (in Dollars per share) | $ / shares	$ (11.48)